UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [   ];  Amendment Number:  ____
   This Amendment  (Check only one.):  [	] is a restatement.
       [ 	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Gardner Lewis Asset Management, L.P.
Address:		285 Wilmington-West Chester Pike
			Chadds Ford, PA  19317

Form 13F File Number:    28-04874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		William Whitfield Gardner
Title:		Chairman & CEO of the General Partner
Phone:		610-558-2800
Signature, Place, and Date of Signing:


//s// W. Whitfield Gardner		Chadds Ford, Pennsylvania	November 14, 2012

Report Type  (check only one.):

[X]  13F HOLDINGS REPORT

[  ]  13F NOTICE.

[ ]   13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		95

Form 13F Information Table Value Total:		$274,568
		(x$1000)

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARM Holdings PLC - Spons ADR   COM              042068106     3096   110665 SH       SOLE                    97095             13570
Acacia Research                COM              003881307     2184    79675 SH       SOLE                    79675
Amazon.Com Inc.                COM              023135106     6055    23808 SH       SOLE                    20905              2903
Amerigroup Corp                COM              03073T102     4078    44600 SH       SOLE                    44600
Anadarko Petroleum Corporation COM              032511107     4884    69851 SH       SOLE                    61300              8551
Apple Computer, Inc.           COM              037833100    13030    19532 SH       SOLE                    17171              2361
Ariba, Inc.                    COM              04033V203     6135   136935 SH       SOLE                   136935
Baidu, Inc. - Spon ADR         COM              056752108     3343    28602 SH       SOLE                    25131              3471
BancTrust Financial Group, Inc COM              05978R107      376   126245 SH       SOLE                   126245
Bank of America Corp.          COM              060505104     4584   519127 SH       SOLE                   456897             62230
Beacon Federal Bancorp, Inc.   COM              073582108     1179    57321 SH       SOLE                    57321
Blackwater Midstream Corp.     COM              09259M100     1218  1917451 SH       SOLE                  1917451
Boeing Co.                     COM              097023105     4818    69235 SH       SOLE                    61080              8155
Brightpoint, Inc.              COM              109473405     5585   622606 SH       SOLE                   622606
Broadcom Corp.                 COM              111320107     2146    62080 SH       SOLE                    51300             10780
CBRE Group, Inc.               COM              12504L109     1867   101414 SH       SOLE                    88574             12840
CME Group, Inc.                COM              12572Q105     2625    45815 SH       SOLE                    38660              7155
CREDO Petroleum Corp.          COM              225439207      294    20271 SH       SOLE                    20271
China Kanghui Holdings, Inc.   COM              16890V100      835    27500 SH       SOLE                    27500
Cisco Systems, Inc.            COM              17275R102     1089    57022 SH       SOLE                    40508             16514
Citigroup Inc.                 COM              172967424     3400   103925 SH       SOLE                    91593             12332
Citizens South Banking Corp.   COM              176682102     1079   154074 SH       SOLE                   154074
Collective Brands, Inc.        COM              19421W100     5484   252600 SH       SOLE                   252600
Community Financial Corp.      COM              20365L100     3480   581048 SH       SOLE                   581048
Cooper Industries Ltd - Cl A   COM              G24140108     8566   114125 SH       SOLE                   114125
Core Laboratories N.V.         COM              N22717107      928     7640 SH       SOLE                     7640
Costco Wholesale Corp.         COM              22160K105      728     7264 SH       SOLE                     5164              2100
Coventry Health Care, Inc.     COM              222862104     1042    25000 SH       SOLE                    25000
Crown Holdings, Inc.           COM              228368106     2265    61620 SH       SOLE                    61620
DIRECTV-Class A                COM              25490A309     3312    63155 SH       SOLE                    55294              7861
Danaher Corp.                  COM              235851102     1119    20290 SH       SOLE                    14455              5835
Deltek, Inc.                   COM              24784L105      238    18300 SH       SOLE                    18300
Discovery Communications, Inc. COM              25470F302     1926    34365 SH       SOLE                    34365
Ditech Communications Corp.    COM              25500T108     2520  1774800 SH       SOLE                  1774800
Dollar Thrifty Automotive Grou COM              256743105     2573    29600 SH       SOLE                    29600
Dollar Tree Stores, Inc.       COM              256746108     1640    33966 SH       SOLE                    24228              9738
EMC Corporation                COM              268648102     3328   122032 SH       SOLE                    99547             22485
EOG Resources, Inc.            COM              26875P101     4752    42410 SH       SOLE                    35353              7057
Equinix, Inc.                  COM              29444U502     8521    41354 SH       SOLE                    36342              5012
Express Scripts                COM              30219G108     3175    50700 SH       SOLE                    40590             10110
F5 Networks, Inc.              COM              315616102      964     9210 SH       SOLE                     9210
FSI International, Inc.        COM              302633102     5301   857065 SH       SOLE                   857065
Facebook, Inc.-A               COM              30303M102     2438   112545 SH       SOLE                    98800             13745
Fidelity Bancorp, Inc.         COM              315831107     2570   120678 SH       SOLE                   120678
Flatbush Federal Bancorp, Inc. COM              338735103      411    55896 SH       SOLE                    55896
Freeport-McMoRan Copper & Gold COM              35671D857     3687    93153 SH       SOLE                    81793             11360
Gilead Sciences, Inc.          COM              375558103     3828    57715 SH       SOLE                    50565              7150
Google, Inc. Cl-A              COM              38259P508     5165     6845 SH       SOLE                     5793              1052
Heico Corp.                    COM              422806109      907    23433 SH       SOLE                    23433
Humana, Inc.                   COM              444859102     6926    98731 SH       SOLE                    89226              9505
ICB Financial                  COM              44923M103      920   204450 SH       SOLE                   204450
Iris international, Inc.       COM              46270W105      488    25000 SH       SOLE                    25000
JP Morgan Chase & Co           COM              46625H100     1003    24777 SH       SOLE                    17807              6970
KSW, Inc.                      COM              48268R106     2338   469484 SH       SOLE                   469484
Kenexa Corp.                   COM              488879107     4446    97000 SH       SOLE                    97000
LML Payment Systems, Inc.      COM              50208P109     2775   816041 SH       SOLE                   816041
Liberty Interactive Corp. - A  COM              53071M104     1983   107195 SH       SOLE                   107195
Liberty Media Corp - Liberty C COM              530322106     7190    69077 SH       SOLE                    63462              5615
Macy's Inc                     COM              55616P104     1815    48235 SH       SOLE                    34500             13735
Marvell Technology Group, Ltd. COM              G5876H105       93    10171 SH       SOLE                    10171
Mastercard Inc. - Class A      COM              57636Q104     5147    11400 SH       SOLE                    10052              1348
Medicis Pharmaceuticals CL-A   COM              584690309     2293    53000 SH       SOLE                    53000
Mercadolibre, Inc.             COM              58733R102     1243    15060 SH       SOLE                    15060
Monsanto Company               COM              61166W101     2034    22350 SH       SOLE                    17730              4620
NCR Corporation                COM              62886E108     2024    86840 SH       SOLE                    86840
National Oilwell Varco Inc.    COM              637071101     1872    23365 SH       SOLE                    16605              6760
Netsuite, Inc.                 COM              64118Q107     1112    17430 SH       SOLE                    17430
New England Bancshares, Inc.   COM              643863202     2176   158934 SH       SOLE                   158934
Nordstrom, Inc.                COM              655664100     1977    35830 SH       SOLE                    31395              4435
Pacific Capital Bancorp        COM              69404P200     5394   117506 SH       SOLE                   117506
Par Pharcaceuticals Cos Inc.   COM              69888P106     5853   117111 SH       SOLE                   117111
Pep Boys - Manny, Moe & Jack   COM              713278109      753    73967 SH       SOLE                    73967
Physicians Formula Holdings, I COM              719427106      756   155224 SH       SOLE                   155224
Pioneer Natural Resources Comp COM              723787107     1772    16975 SH       SOLE                    16975
Presidential Life Corp.        COM              740884101     3476   249549 SH       SOLE                   249549
Presstek, Inc.                 COM              741113104     1694  3444070 SH       SOLE                  3444070
Priceline.Com Inc.             COM              741503403     1121     1811 SH       SOLE                     1301               510
Qualcomm, Inc.                 COM              747525103     3398    54390 SH       SOLE                    47775              6615
Quest Software                 COM              74834T103      672    24000 SH       SOLE                    24000
Railamerica Inc.               COM              750753402     3998   145539 SH       SOLE                   145539
Ramtron International Corp.    COM              751907304     4944  1605345 SH       SOLE                  1605345
Robbins & Myers, Inc.          COM              770196103     2831    47500 SH       SOLE                    47500
Salesforce.com, Inc.           COM              79466L302     2807    18381 SH       SOLE                    15621              2760
Seabright Holdings, Inc.       COM              811656107     3520   320000 SH       SOLE                   320000
Splunk, Inc.                   COM              848637104     1736    47280 SH       SOLE                    47280
Starwood Hotels & Resorts      COM              85590A401     3592    61978 SH       SOLE                    54563              7415
Sun Healthcare Group, Inc.     COM              86677E100     4478   528984 SH       SOLE                   528984
Sunrise Senior Living, Inc.    COM              86768K106     2538   177827 SH       SOLE                   177827
The Savannah Bancorp, Inc.     COM              804748101     1262   126224 SH       SOLE                   126224
US Home Systems, Inc.          COM              90335C100     3258   261242 SH       SOLE                   261242
VMware, Inc.                   COM              928563402     3961    40945 SH       SOLE                    35960              4985
Vail Resorts, Inc.             COM              91879Q109     2567    44535 SH       SOLE                    44535
Viking Systems, Inc.           COM              92685Q200       28   106132 SH       SOLE                   106132
Whole Food Markets, Inc.       COM              966837106     2528    25955 SH       SOLE                    22750              3205
Youku, Inc. - ADR              COM              98742U100     1010    54895 SH       SOLE                    54895